MANAGED PORTFOLIO SERIES

Principal Street High Income Municipal Fund
(the “Fund”)

Investor Class (Ticker: GSTEX)
Institutional Class (Ticker: GSTAX)
A Class (Ticker: GSTFX)

Supplement dated March 11, 2022, to the Summary Prospectus dated February 16, 2022
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Effective March 1, 2022, Mr. Charles S. Pulire, CFA, Senior Portfolio Manager, Municipal Bond Strategies, for Principal Street Partners, investment adviser to the Fund, has been added as a portfolio manager of the Fund.

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This supplement should be retained with your Summary Prospectus for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-172080; 811-22525

MANAGED PORTFOLIO SERIES
Principal Street High Income Municipal Fund
(the “Fund”)

Investor Class (Ticker: GSTEX)
Institutional Class (Ticker: GSTAX)
A Class (Ticker: GSTFX)

Supplement dated March 11, 2022, to the Prospectus dated February 14, 2022
____________________________________________________________________________________

Effective March 1, 2022, Mr. Charles S. Pulire, CFA, Senior Portfolio Manager, Municipal Bond Strategies, for Principal Street Partners, investment adviser to the Fund, has been added as a portfolio manager of the Fund.

The following replaces the disclosure on page 7 of the Prospectus:

Portfolio Managers
Troy E. Willis, CFA, portfolio manager, Charles S. Pulire, CFA, portfolio manager, and Joseph Gulli, portfolio manager, are responsible for the day-to-day management of the Fund. Mr. Willis has been portfolio manager of the Fund since January 2021. Mr. Gulli has been a portfolio manager of the Fund since its inception in 2017. Mr. Pulire has been portfolio manager of the Fund since March 2022.

The following is added to the Portfolio Manager disclosure starting on page 14 of the Prospectus:

Portfolio Managers
Troy E. Willis, CFA, portfolio manager, Charles S. Pulire, CFA, portfolio manager, and Joseph Gulli, portfolio manager, are principally responsible for the day-to-day management of the Fund.
Charles S. Pulire, CFA
Mr. Pulire is a Senior Portfolio Manager, Municipal Bond Strategies, for Principal Street Partners. From 2006-2020, Mr. Pulire was a senior portfolio manager on the municipal bond team at OppenheimerFunds and then Invesco. Prior to that, he worked at Wise Construction Corporation in Boston and served as a structural engineer on nuclear submarines for the Department of Defense in New Hampshire. Mr. Pulire has been in the municipal bond industry since 2005.

Mr. Pulire earned a BS degree in civil engineering from the University of Maine and an MBA in finance and corporate accounting from the William E. Simon Graduate School of Business Administration at the University of Rochester. Mr. Pulire has held a Chartered Financial Analyst® (CFA) designation since 2012, and is member of the CFA Institute and the CFA Society of Rochester.

_____________________________________________________________________________________________

This supplement should be retained with your Prospectus for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-172080; 811-22525

MANAGED PORTFOLIO SERIES
Principal Street High Income Municipal Fund (the “Fund”)
Investor Class (Ticker: GSTEX)
Institutional Class (Ticker: GSTAX)
A Class (Ticker: GSTFX)

Supplement dated March 11, 2022, to the Statement of Additional Information (“SAI”)
dated February 14, 2022
_____________________________________________________________________________________

Effective March 1, 2022, Mr. Charles S. Pulire, CFA, Senior Portfolio Manager, Municipal Bond Strategies, for Principal Street Partners, investment adviser to the Fund, has been added as a portfolio manager of the Fund.

The following replaces the corresponding disclosure found on pages 29 and 30 of the SAI.

Portfolio Managers
As disclosed in the Prospectus, Troy E. Willis, CFA, portfolio manager, Charles S. Pulire, CFA, portfolio manager, and Joseph Gulli, portfolio manager, are responsible for the day-to-day management of the Fund (each a “Portfolio Manager,” and together, the “Portfolio Managers”).
The following table provides information regarding other accounts, excluding the Fund, managed by the Portfolio Managers as of August 31, 2021:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Troy E. Willis	0	$0	2	$118	56	$185
Joseph Gulli	0	$0	2	$118	58	$185
Charles S. Pulire (1)	0	$0	2	$118	56	$185
(1) As of December 31, 2021.
As of the date of this SAI, the Portfolio Managers did not manage any accounts pursuant to a performance-based advisory fee.
...

Filed pursuant to Rule 497(e)
Registration Nos. 333-172080; 811-22525
The following table indicates the dollar range of Fund shares beneficially owned by each Portfolio Manager as of August 31, 2021:

Portfolio Manager	Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Troy E. Willis	Over $1,000,000
Joseph Gulli	None
Charles S. Pulire(1)	None
(1) As of December 31, 2021.

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This supplement should be retained with your SAI for future reference.